Leases - Useful lives (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Bottom of range
Leases
Lessee lease contract term	3 years
Buildings | Top of range
Leases
Lessee lease contract term	15 years
Other | Bottom of range
Leases
Lessee lease contract term	3 years
Other | Top of range
Leases
Lessee lease contract term	5 years